DERIVATIVE INSTRUMENTS AND THE FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Derivative Instruments And Hedging Activities [Abstract]
DERIVATIVE INSTRUMENTS AND THE FAIR VALUE OF FINANCIAL INSTRUMENTS
Note 9 - Derivative Instruments and the Fair Value of Financial Instruments

(i) Warrants Issued

Description of Warrants and Fair Value on Date of Grant

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares of the Company's common stock to the investors (the "investors warrants") and (ii) warrants to purchase 85,333 shares of the Company's  common  stock to the placement agent (the "agent warrants") with an exercise price of $0.6405 per share, subject to certain adjustments, pursuant to Section 3(b) Subsequent Equity Sales of the SPA, expiring five (5) years from the date of issuance.

On February 26 and March 15, 2013 the Company issued warrants with an exercise price of $0.25 per share. Pursuant to Section 3(b) Subsequent Equity Sales of the SPA, the previously issued warrants' exercise price was reset to $0.25 per share and the number of warrant shares was increased to 2,732,801 and 218,623, respectively, for a total of 2,951,424.

On May 6, 2013, the Company issued warrants with an exercise price of $0.25 per share. Pursuant to Section 3(b) Subsequent Equity Sales of the SPA the previously issued warrants' exercise price was reset again to $0.20 per share and the number of warrant shares was increased to 3,416,001 and 273,279, respectively, for a total of 3,689,280. On May 6, 2013, investors exercised the warrants to purchase 853,333 of the 1,066,667 shares of the Company's common stock with the reset exercise price at $0.20 per share (2,732,799 of 3,416,001 warrants exercised with the reset price).

On May 6, 2013, the Company issued (i) warrants to purchase 1,877,333 (Series A), 1,066,667 (Series B) and 2,346,666 (Series C), or in aggregate 5,290,665 shares of the Company's common stock to the investors (the "investor warrants") and (ii) warrants to purchase 150,187 (Series A), 85,333 (Series B) and 187,733 (Series C) shares of the Company's  common  stock to the placement agent (the "agent warrants") with an exercise price of $0.20 (Series A) per share, $0.25 (Series B) per share and $0.25 (Series C) per share subject to certain adjustments, pursuant to Section 3(b) Subsequent Equity Sales of the SPA, expiring five (5) years from the date of issuance.

Derivative Analysis

The exercise price of the August 6, 2012 warrants and the number of shares issuable upon exercise is subject to reset adjustment in the event of stock splits, stock dividends, recapitalization, most favored nation status and similar corporate events.  Pursuant to Section 3(b) Subsequent Equity Sales of the SPA, if the Company issues any common stock or securities other than the excepted issuances,  to any person or entity at a purchase or exercise price per share less than the share purchase price of the August 6, 2012 Unit Offering without the consent of the subscriber holding purchased shares, warrants or warrant shares of the August 6, 2012 Unit Offering, then the subscriber shall have the right to apply the lowest such purchase price or exercise price of the offering or sale of such new securities to the purchase price of the purchased shares then held by the subscriber (and, if necessary, the Company will issue additional shares), the reset adjustments are also referred to as full reset adjustments.

Because these warrants have full reset adjustments tied to future issuances of equity securities by the Company, they are subject to derivative liability treatment under Section 815-40-15 of the FASB Accounting Standard Codification ("Section 815-40-15") (formerly FASB Emerging Issues Task Force ("EITF") Issue No. 07-5: Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity's Own Stock ("EITF 07-5")). Section 815-40-15 became effective on January 1, 2009 and the Warrants issued in the August 6, 2012 Unit Offering have been measured at fair value using a Lattice model at each reporting period with gains and losses from the change in fair value of derivative liabilities recognized on the consolidated statement of income and comprehensive income.

Valuation of Derivative Liability

(a) Valuation Methodology

The Company's August 6, 2012 and May 6, 2013 warrants do not trade in an active securities market, as such, the Company developed a Lattice model that values the derivative liability of the warrants based on a probability weighted discounted cash flow model. This model is based on future projections of the various potential outcomes. The features that were analyzed and incorporated into the model included the exercise feature and the full ratchet reset.

Based on these features, there are two primary events that can occur; the Holder exercises the Warrants or the Warrants are held to expiration. The model analyzed the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e. stock price, exercise price, volatility, etc.). Projections were then made on these underlying factors which led to a set of potential scenarios. As the result of the large Warrant overhang we accounted for the dilution affects, volatility and market cap to adjust the projections.

Probabilities were assigned to each of these scenarios based on management projections. This led to a cash flow projection and a probability associated with that cash flow. A discounted weighted average cash flow over the various scenarios was completed to determine the value of the derivative warrant liability.

(b) Valuation Assumptions

The Company's 2013 derivative warrants were valued at each period ending date with the following assumptions:

•	The stock price would fluctuate with the Company projected volatility.

•	The stock price would fluctuate with an annual volatility. The projected volatility curve was based on historical volatilities of the Company for the valuation periods.

•
The Holder would exercise the warrant as they become exercisable (effective registration is projected 4 months from issuance and the earliest exercise is projected 180 days from issuance) at target prices of 2 times the higher of the projected reset price or stock price.

•	The Holder would exercise the warrant at maturity if the stock price was above the project reset prices.

•	A 100% probability of a reset event and a projected financing each quarter for 3 years at prices approximating 93% of market

•
The Warrants with an exercise price of $0.6405 exercise price is projected to reset to $0.087 to $0.192 at maturity; the Warrants with an exercise price of  $0.25 per share  is projected to reset to $0.082 to $0.095 at maturity; and the Warrants with a $0.20 exercise price is projected to rest to $0.070 to $0.073 at maturity.

•	The Company reset events occurred on 2/26/2013 to $0.25 and 5/6/2013 to $0.20

•	No warrants have expired.

•	The Company incentivized an investor to exercise 853,333 warrants on 5/6/2013 at the adjusted exercise price of 40.20 triggering a reset event.

•	The projected volatility curve for the valuation dates was:

	1 Year	2 Year	3 Year	4 Year	5 Year

August 6, 2012	129%	178%	218%	252%	281%

September 30, 2012	127%	173%	211%	244%	272%

March 31, 2013	122%	167%	205%	236%	264%

September 30, 2013	110%	168%	202%	233%	261%

(c) Fair Value of Derivative Warrants

The table below provides a summary of the fair value of the derivative warrant liability and the changes in the fair value of the derivative warrants to purchase 2,951,424(reset to 6,247,146 on May 1, 2013) shares of the Company's common stock, including net transfers in and/or out, of derivative warrants measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Fair Value Measurement Using Level 3 Inputs
	Derivative warrants Assets (Liability)	Total

Balance, August 6, 2012	$(411,805)	$(411,805)

Total gains or losses (realized/unrealized) included in:

Net income (loss)	231,521	231,521

Other comprehensive income (loss)	-	-

Purchases, issuances and settlements	-	-

Transfers in and/or out of Level 3	-	-

Balance, August 6, 2012	(180,284)	(180,284)

Total gains or losses (realized/unrealized) included in:

Net income (loss)	(305,829)	(305,829)

Other comprehensive income (loss)	-	-

Purchases, issuances and settlements	-	-

Transfers in and/or out of Level 3	-	-

Balance, March 31, 2013	(486,113)	(486,113)

Total gains or losses (realized/unrealized) included in:

Net income (loss)	76,760	76,760

Other comprehensive income (loss)	-	-

Purchases, issuances and settlements	(106,360)	(106,360)

Transfers in and/or out of Level 3	-	-

Balance, September 30, 2013	$(456,513)	$(456,513)

(d) Warrants Outstanding

As of September 30, 2013, 853,333 warrants (2,732,799 warrants after the exercise price being reset to $0.20 per share) have been exercised and warrants to purchase 8,952,152 shares of Company common stock remain outstanding.

The table below summarizes the Company's derivative warrant activity:

	Warrant Activities				APIC	(Gain) Loss
	Derivative Shares	Non-derivative Shares	Total Warrant Shares	Fair Value of Derivative Warrants	Reclassification of Derivative Liability	Change in Fair Value of Derivative Liability

Derivative warrant at August 6, 2012	1,152,000	-	1,152,000	(411,805)	-	-

Mark to market				231,521		(231,521)

Derivative warrant at September 30, 2012	1,152,000	-	1,152,000	(180,284)

Mark to market				(73,723)		(73,723)

Derivative warrant at December 31, 2012	1,152,000	-	1,152,000	(106,561)

Reset of warrant shares	1,799,424

Mark to market				(379,552)		379,552

Derivative warrant at March 31, 2013	2,951,424	-	2,951,424	(486,113)

Exercise of warrants on May 6, 2013	(2,732,799)	-	(2,732,799)	-	-	-

Issuance of warrants on May 6, 2013	5,713,918	-	5,713,918	(106,360)	-	-

Reset of warrant shares	737,856		737,856

Mark to market				76,760		(76,760)

Derivative warrant at September 30, 2013	6,670,399	-	6,670,399	(456,513)

(ii) Warrant Activities

The table below summarizes the Company's warrant activities through September 30, 2013:

Summary of the Company's Warrant Activities

The table below summarizes the Company's warrant activities:

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price	Fair Value at Date of Issuance	Aggregate Intrinsic Value

Balance, March 31, 2013	5,233,177	$0.20	$0.20	620,325	$-

Issuance of warrant shares Pursuant to Section 3(b) Subsequent Equity Sales	737,856	0.20	0.20		-

Granted	5,713,918	0.20 - 0.25	0.23	106,360	-

Canceled	-	-	-		-

Exercised	(2,732,799	0.20	-		-

Expired	-	-	-		-

Balance, September 30, 2013	8,952,152	$0.20 - 0.25	$0.23	726,685	$-

Earned and exercisable, September 30, 2013	8,952,152	$0.20 - 0.25	$0.23	726,685	$-

Unvested, September 30, 2013	-	$-	$-	-	$-

The following table summarizes information concerning outstanding and exercisable warrants as of September 30, 2013:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.20 - 0.25	8,952,152	4.56	$0.23	8,952,152	4.56	$0.23

$0.20 - 0.25	8,952,152	4.56	$0.23	8,952,152	4.56	$0.23

Note 10 - Derivative Instruments and the Fair Value of Financial Instruments

(i) Warrants Issued on August 6, 2012

Description of Warrants and Fair Value on Date of Grant

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares of the Company's common stock to the investors (the "investors warrants") and (ii) warrants to purchase 85,333 shares of the Company's  common  stock to the placement agent (the "agent warrants") with an exercise price of $0.6405 per share, subject to certain adjustments, pursuant to Section 3(b) Subsequent Equity Sales of the SPA, expiring five (5) years from the date of issuance. The Company issued the warrants on February 26 and March 15, 2013 with an exercise price of $0.25 per share. Pursuant to Section 3(b) Subsequent Equity Sales of the SPA those warrants' exercise price was reset to $0.25 per share and the number of warrant shares was increased to 2,732,801 and 218,623, respectively, for a total of 2,951,424.

Derivative Analysis

The exercise price of the August 6, 2012 warrants and the number of shares issuable upon exercise is subject to reset adjustment in the event of stock splits, stock dividends, recapitalization, most favored nation status and similar corporate events.  Pursuant to Section 3(b) Subsequent Equity Sales of the SPA, if the Company issues any common stock or securities other than the excepted issuances,  to any person or entity at a purchase or exercise price per share less than the share purchase price of the August 6, 2012 Unit Offering without the consent of the subscriber holding purchased shares, warrants or warrant shares of the August 6, 2012 Unit Offering, then the subscriber shall have the right to apply the lowest such purchase price or exercise price of the offering or sale of such new securities to the purchase price of the purchased shares then held by the subscriber (and, if necessary, the Company will issue additional shares), the reset adjustments are also referred to as full reset adjustments.

Because these warrants have full reset adjustments tied to future issuances of equity securities by the Company, they are subject to derivative liability treatment under Section 815-40-15 of the FASB Accounting Standard Codification ("Section 815-40-15") (formerly FASB Emerging Issues Task Force ("EITF") Issue No. 07-5: Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity's Own Stock ("EITF 07-5")). Section 815-40-15 became effective on January 1, 2009 and the Warrants issued in the August 6, 2012 Unit Offering have been measured at fair value using a Lattice model at each reporting period with gains and losses from the change in fair value of derivative liabilities recognized on the consolidated statement of income and comprehensive income.

Valuation of Derivative Liability

(a) Valuation Methodology

The Company's August 6, 2012 warrants do not trade in an active securities market, as such, the Company developed a Lattice model that values the derivative liability of the warrants based on a probability weighted discounted cash flow model. This model is based on future projections of the various potential outcomes. The features that were analyzed and incorporated into the model included the exercise feature and the full ratchet reset.

Based on these features, there are two primary events that can occur; the Holder exercises the Warrants or the Warrants are held to expiration. The model analyzed the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e. stock price, exercise price, volatility, etc.). Projections were then made on these underlying factors which led to a set of potential scenarios. As the result of the large Warrant overhang we accounted for the dilution affects, volatility and market cap to adjust the projections.

Probabilities were assigned to each of these scenarios based on management projections. This led to a cash flow projection and a probability associated with that cash flow. A discounted weighted average cash flow over the various scenarios was completed to determine the value of the derivative warrant liability.

(b) Valuation Assumptions

The Company's 2012 derivative warrants were valued at each period ending date with the following assumptions:

•	The stock price would fluctuate with the Company projected volatility.

•	The stock price would fluctuate with an annual volatility. The projected volatility curve was based on historical volatilities of the Company for the valuation periods.

•
The Holder would exercise the warrant as they become exercisable (effective registration is projected 4 months from issuance and the earliest exercise is projected 180 days from issuance) at target prices of 2 times the higher of the projected reset price or stock price.

•	The Holder would exercise the warrant at maturity if the stock price was above the project reset prices.

•	A 100% probability of a reset event and a projected financing each quarter for 3 years at prices approximating 93% of market

•
The 2,732,801 Investor Warrants with an exercise price of $0.25 per share (1,066,667 Investor Warrants with an exercise price  of $0.6405 per share prior to the occurrence of the February 26, 2013 reset event) is projected to reset to $0.095 at maturity; and the 218,623 Placement Agent Warrants with an exercise price of  $0.25 per share (85,333 Placement Agent Warrants with an exercise price of $0.6405 per share prior to the occurrence of the February 26, 2013 reset event) is projected to reset to $0.095 at maturity.

•	No warrants have been exercised or expired.

•	The projected volatility curve for the valuation dates was:

	1 Year	2 Tear	3 Year	4 Year	5 Year

August 6, 2012	129%	178%	218%	252%	281%

September 30, 2012	127%	173%	211%	244%	272%

March 31, 2013	122%	167%	205%	236%	264%

(c) Fair Value of Derivative Warrants
The table below provides a summary of the fair value of the derivative warrant liability and the changes in the fair value of the derivative warrants to purchase 2,951,424 shares of the Company's common stock, including net transfers in and/or out, of derivative warrants measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Fair Value Measurement Using Level 3 Inputs
	Derivative warrants
	Assets (Liability)	Total

Balance, August 6, 2012	$(411,805)	$(411,805)

Total gains or losses (realized/unrealized) included in:

Net income (loss)	231,521	231,521

Other comprehensive income (loss)	-	-

Purchases, issuances and settlements	-	-

Transfers in and/or out of Level 3	-	-

Balance, August 6, 2012	(180,284)	(180,284)

Total gains or losses (realized/unrealized) included in:

Net income (loss)	(305,829)	(305,829)

Other comprehensive income (loss)	-	-

Purchases, issuances and settlements	-	-

Transfers in and/or out of Level 3	-	-

Balance, March 31, 2013	$(486,113)	$(486,113)

(d) Warrants Outstanding

As of March 31, 2013 no warrants have been exercised and warrants to purchase 2,951,424shares of Company common stock remain outstanding.

The table below summarizes the Company's derivative warrant activity:

	2012 Warrant Activities				APIC	(Gain) Loss
	Derivative Shares	Non-derivative Shares	Total Warrant Shares	Fair Value of Derivative Warrants	Reclassification of Derivative Liability	Change in Fair Value of Derivative Liability

Derivative warrant at August 6, 2012	1,152,000	-	1,152,000	(411,805)	-	-

Mark to market				231,521		(231,521)

Derivative warrant at September 30, 2012	1,152,000	-	1,152,000	(180,284)		(231,521)

Mark to market				(73,723)		(73,723)

Derivative warrant at December 31, 2012	1,152,000	-	1,152,000	(106,561)		(305,244)

Reset of warrant shares	1,799,424

Mark to market				(379,552)		379,552

Derivative warrant at March 31, 2013	2,951,424	-	2,951,424	(486,113)		74,308

(ii) Warrant Activities

The table below summarizes the Company's warrant activities through March 31, 2013:

Summary of the Company's Warrant Activities

The table below summarizes the Company's warrant activities:

	Number of	Exercise Price	Weighted Average	Fair Value at Date	Aggregate
	Warrant Shares	Range Per Share	Exercise Price	of Issuance	Intrinsic Value

Balance, March 31, 2012	-	$-	$-	$-	$-

Granted	5,233,177	0.25	0.25	620,350	-

Canceled	-	-	-		-

Exercised	-	-	-		-

Expired	-	-	-		-

Balance, March 31, 2013	5,233,177	$0.25	$0.25	$620,350	$-

Earned and exercisable, March 31, 2013	5,233,177	$0.25	$0.25	$620,350	$-

Unvested, March 31, 2013	-	$-	$-	$-	$-

The following table summarizes information concerning outstanding and exercisable warrants as of March 31, 2013:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.25	5,233,177	3.73	$0.25	5,233,177	3.73	$0.25

$0.25	5,233,177	3.73	$0.25	5,233,177	3.73	$0.25